EQUITY (Tables)	12 Months Ended
Jun. 30, 2020
Equity [abstract]
Stated share capital
Amounts in R million	2020	2019	2018

Authorised share capital
1,500,000,000 (2019 and 2018: 1,500,000,000) ordinary shares of no par value
5,000,000 (2019 and 2018: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5

Issued share capital
864,588,711 (2019: 696,429,767, 2018: 431,429,767) ordinary shares of no par value (a)	6,208.4	5,123.3	4,227.9
9,474,920 (2019: 9,474,920, 2018: 9,361,071) treasury shares held within the Group (b)	(51.0)	(51.0)	(50.7)
5,000,000 (2019 and 2018: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5
	6,157.9	5,072.8	4,177.7

Dividends
Amounts in R million	2020	2019	2018

Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 20 SA cents per share (2019: nil SA cents per share; 2018: 5 SA cents per share)	137.5	-	21.1
First interim dividend: 25 SA cents per share (2019: nil SA cents per share; 2018: 5 SA cents per share)	213.8	-	21.1
Second interim dividend 25 SA cents per share (2019: nil SA cents per share; 2018: nil SA cents per share)	213.8	-	-
Total	565.1	-	42.2